Expense Example {- Strategic Advisers® Tax-Sensitive Short Duration Fund} - 05.31 Strategic Advisers Tax-Sensitive Short Duration Fund PRO-08 - Strategic Advisers® Tax-Sensitive Short Duration Fund - Strategic Advisers Tax-Sensitive Short Duration Fund-Default
Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 13
3 years	61
5 years	152
10 years	$ 421